Income Tax - Schedule of Reconcilation of Provision for Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule of Reconcilation of Provision for Income Taxes [Abstract]
Computed “expected” tax benefit			$ (655)	$ (167)	$ (195)	$ (748)
State income tax benefit, net of federal tax effect			(62)	(10)	(20)	1
Foreign Rate Differential			(12)	51	43	68
Other permanent differences			26	12	26	119
Change in valuation allowance			737	115	206	642
Foreign benefit					(59)	(81)
Income tax expense (benefit)			$ 1	$ 1	$ 1	$ 1